Investments in Associates and Joint Ventures - Share of comprehensive (loss) income (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 MXN ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)
Disclosure of Associate and Joint Ventures [Line Items]
Share of income (loss) of associates and joint ventures, net	$ 3,671,877		$ (5,739,668)		$ 581,023
Total	245,714		(61,033)		(236,159)
Revenue	103,521,823		97,361,634		101,757,181
(Loss) income from continuing operations	7,354,785		302,824		6,106,813
Net income	7,354,785		302,824		6,106,813
Total comprehensive income	9,289,654		(16,559,314)		3,815,538
Dividends received from UHI	10,000
Associates | Joint ventures
Disclosure of Associate and Joint Ventures [Line Items]
Share of income (loss) of associates and joint ventures, net	112,476		(283,282)		103,185
Foreign currency translation adjustments, net	58		1,757		(2,556)
Other items of comprehensive loss, net	12,883		(5,261)		2,117
Total	12,941		(3,504)		(439)
Share of comprehensive income (loss) of associates and joint ventures	$ 125,417		$ (286,786)		$ 102,746
UH II
Disclosure of Associate and Joint Ventures [Line Items]
Revenue		$ 2,841,000		$ 2,541,900		$ 2,687,900
(Loss) income from continuing operations		587,000		36,400		290,200
Post-tax loss from discontinued operations						(13,200)
Net income		587,000		36,400		277,000
Other comprehensive income (loss)		32,000		(23,700)		(99,000)
Total comprehensive income		$ 619,000		$ 12,700		$ 178,000